Property and Equipment	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Property and Equipment
Property and Equipment

Note 4 – Property and Equipment

The amount of property and equipment as of November 30, 2025 and May 31, 2025, consisted of the following:

Description	November 30, 2025	May 31, 2025
Furniture and fixtures	$8,933	$9,076
Computer and equipment	3,606	3,664
Total property cost	$12,539	$12,741
Accumulated depreciation	(8,049)	(6,608)
Property and equipment, net	$4,490	$6,132

The Company did not purchase significant property, plant and equipment for the six months ended November 30, 2025 and 2024. Depreciation expense for the six months ended November 30, 2025 was $1,501.

Note 4 - Property and Equipment

The amount of property and equipment as of May 31, 2025 and May 31, 2024, consisted of the following:

Description	May 31, 2025	May 31, 2024
Furniture and fixtures	$9,076	$6,589
Computer and equipment	3,664	3,695
Total property cost	$12,741	$10,284
Accumulated depreciation	(6,608)	(3,366)
Property and equipment, net	$6,132	$6,918

The Company did not purchase significant property, plant and equipment for the year ended May 31, 2025. Depreciation expense for the year ended May 31, 2025 was $3,225.